ROBIN S. YONIS
Vice President and
General Counsel
Office: (949) 219-6767
Fax: (949) 219-3706
Email: Robin.Yonis@PacificLife.com

July 13, 2005

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Pacific Funds
(File Nos. 333-61366 and 811-10385)

Dear Sir or Madam:

On behalf of Pacific Funds (the “Fund”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 39 to the Fund’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933. This PEA contains two separate Pacific Funds’ prospectuses: (i) Class A, B, and C shares; and (ii) Class R shares; and a combined Pacific Funds Class A, B, C, and R shares’ Statement of Additional Information.

This PEA has been filed for purposes of adding two new series to Pacific Funds: the PF Oppenheimer Main Street Core Fund and the PF Oppenheimer Emerging Markets Fund, both of which will only be available for investment by the Portfolio Optimization Funds. This PEA has also been filed for purposes of changing the manager and certain investment strategies for the Aggressive Growth Fund.

In addition, this PEA has been filed for purposes of adding Class R shares to Pacific Funds.

Additional information will be added in a 485(b) filing prior to the effective date of this PEA, together with any financial information and other information which requires updating.

As the facing sheet indicates, this PEA is scheduled to become effective in 75 (seventy-five) days. No fees are required in connection with this filing. Please call me at the above number or Douglas P. Dick at (949) 442-6060 with any questions or comments regarding the attached.

Sincerely,

/s/ ROBIN S. YONIS

cc: Douglas P. Dick, Esq., Dechert LLP